SCHEDULE OF CHANGES IN PROVISION FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Prepayment Other Receivables And Other Current Assets
Beginning balance	$ 1,511,000	$ 11,784,000	$ 13,601,000
Charge to expense	(877,000)	(6,840,000)	9,417,000	$ 114,000
Write-off	(186,000)	(1,453,000)	(11,577,000)
Exchange difference	(78,000)	(615,000)	343,000
Ending balance	$ 370,000	$ 2,876,000	$ 11,784,000	$ 13,601,000